Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000096654
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 11,963	$ 11,860	$ 11,757	$ 11,600	$ 11,529	$ 11,430	$ 11,485	$ 11,415	$ 11,429	$ 11,361	$ 11,170	$ 10,983	$ 11,012	$ 11,041	$ 11,005	$ 10,928	$ 10,921	$ 10,940	$ 10,880	$ 10,809	$ 10,884	$ 10,709	$ 10,667	$ 10,521	$ 10,547	$ 10,743	$ 10,809	$ 10,709	$ 10,805	$ 10,825	$ 10,910	$ 11,034	$ 11,120	$ 11,206	$ 11,202	$ 11,236	$ 11,258	$ 11,267	$ 11,262	$ 11,258	$ 11,253	$ 11,236	$ 11,206	$ 11,214	$ 11,195	$ 11,164	$ 11,106	$ 11,011	$ 11,003	$ 10,995	$ 10,924	$ 10,829	$ 10,685	$ 10,489	$ 10,268	$ 10,828	$ 10,782	$ 10,698	$ 10,663	$ 10,666	$ 10,631	$ 10,627	$ 10,541	$ 10,529	$ 10,455	$ 10,394	$ 10,358	$ 10,275	$ 10,227	$ 10,144	$ 10,133	$ 10,159	$ 10,160	$ 10,137	$ 10,116	$ 10,083	$ 10,086	$ 10,077	$ 10,068	$ 10,059	$ 10,097	$ 10,089	$ 10,080	$ 10,095	$ 10,086	$ 10,065	$ 10,056	$ 10,023	$ 10,002	$ 9,980	$ 9,957	$ 9,935	$ 9,901	$ 9,868	$ 9,847	$ 9,882	$ 9,883	$ 9,862	$ 9,841	$ 9,832	$ 9,777	$ 9,767	$ 9,713	$ 9,626	$ 9,638	$ 9,684	$ 9,719	$ 9,743	$ 9,723	$ 9,757	$ 9,781	$ 9,793	$ 9,784	$ 9,764	$ 9,733	$ 9,735	$ 9,693	$ 9,705	$ 9,772	$ 9,773	$ 9,775
C000096656
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,352	11,261	11,170	11,041	10,980	10,880	10,938	10,879	10,912	10,841	10,666	10,493	10,528	10,563	10,535	10,469	10,468	10,493	10,443	10,382	10,460	10,286	10,265	10,132	10,163	10,347	10,418	10,328	10,440	10,454	10,543	10,670	10,772	10,850	10,854	10,894	10,935	10,951	10,953	10,944	10,959	10,937	10,915	10,930	10,918	10,895	10,846	10,760	10,760	10,759	10,696	10,610	10,474	10,301	10,090	10,635	10,596	10,520	10,505	10,502	10,475	10,476	10,398	10,393	10,327	10,285	10,244	10,167	10,138	10,050	10,046	10,077	10,085	10,069	10,066	10,040	10,037	10,034	10,031	10,040	10,073	10,082	10,080	10,102	10,088	10,085	10,070	10,044	10,040	10,013	9,996	9,980	9,952	9,925	9,910	9,951	9,959	9,944	9,930	9,926	9,877	9,874	9,825	9,742	9,761	9,814	9,856	9,886	9,872	9,913	9,943	9,963	9,959	9,945	9,920	9,939	9,891	9,921	9,984	9,992	10,000
C000148124
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,569	12,458	12,332	12,179	12,101	11,981	12,049	11,973	11,984	11,894	11,705	11,491	11,517	11,544	11,516	11,418	11,406	11,436	11,371	11,292	11,367	11,167	11,133	10,977	11,000	11,187	11,266	11,145	11,255	11,273	11,345	11,485	11,572	11,659	11,652	11,671	11,705	11,712	11,703	11,696	11,688	11,667	11,634	11,639	11,617	11,582	11,519	11,418	11,408	11,397	11,321	11,220	11,068	10,863	10,633	11,210	11,159	11,070	11,032	11,033	10,994	10,987	10,897	10,882	10,804	10,739	10,699	10,611	10,560	10,471	10,458	10,482	10,481	10,455	10,431	10,407	10,396	10,384	10,373	10,374	10,399	10,388	10,389	10,390	10,379	10,355	10,343	10,307	10,284	10,258	10,233	10,208	10,172	10,136	10,111	10,145	10,145	10,121	10,109	10,085	10,027	10,015	9,958	9,877	9,877	9,922	9,955	9,978	9,966	9,988	10,021	10,021	10,020	9,997	9,962	9,961	9,916	9,937	9,991	9,990	10,000
C000096657
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,540	12,429	12,304	12,152	12,074	11,969	12,023	11,947	11,959	11,886	11,684	11,486	11,514	11,543	11,502	11,420	11,410	11,441	11,363	11,286	11,362	11,177	11,144	10,977	11,001	11,203	11,269	11,162	11,273	11,278	11,364	11,490	11,590	11,663	11,656	11,689	11,723	11,730	11,722	11,701	11,707	11,673	11,640	11,645	11,624	11,588	11,526	11,425	11,415	11,404	11,341	11,227	11,088	10,883	10,653	11,217	11,179	11,077	11,052	11,040	11,002	10,995	10,904	10,889	10,824	10,758	10,706	10,618	10,579	10,479	10,466	10,489	10,488	10,475	10,451	10,415	10,403	10,392	10,380	10,381	10,406	10,407	10,396	10,409	10,398	10,374	10,350	10,314	10,302	10,265	10,240	10,215	10,179	10,142	10,130	10,152	10,151	10,128	10,104	10,092	10,034	10,022	9,964	9,884	9,883	9,928	9,962	9,984	9,972	9,994	10,028	10,027	10,015	10,004	9,970	9,969	9,914	9,935	9,990	9,989	10,000
C000096658
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,257,634	1,246,485	1,235,373	1,220,035	1,212,234	1,200,158	1,205,535	1,197,785	1,198,850	1,191,300	1,170,926	1,150,856	1,153,488	1,156,230	1,151,996	1,143,640	1,142,432	1,145,440	1,137,453	1,130,968	1,137,058	1,118,410	1,114,996	1,098,079	1,101,723	1,120,471	1,127,017	1,116,191	1,127,186	1,129,017	1,136,284	1,150,280	1,158,956	1,167,651	1,166,970	1,168,946	1,172,323	1,173,014	1,172,213	1,171,496	1,170,728	1,168,690	1,165,315	1,165,865	1,163,712	1,158,869	1,152,646	1,143,805	1,141,463	1,140,416	1,134,141	1,124,015	1,108,764	1,088,243	1,065,151	1,122,975	1,117,905	1,108,947	1,105,166	1,105,227	1,101,342	1,100,654	1,091,561	1,090,042	1,082,260	1,075,731	1,071,774	1,062,908	1,057,795	1,048,966	1,047,631	1,049,997	1,049,899	1,047,348	1,044,952	1,041,328	1,041,401	1,040,245	1,039,092	1,037,941	1,040,485	1,040,596	1,039,504	1,040,809	1,039,722	1,037,325	1,036,109	1,032,522	1,030,140	1,027,621	1,025,123	1,022,616	1,018,943	1,014,156	1,012,884	1,016,272	1,015,052	1,012,689	1,011,475	1,009,120	1,003,318	1,003,269	996,347	988,298	989,401	993,904	997,265	998,363	997,191	999,419	1,002,746	1,003,823	1,002,654	1,000,365	996,976	996,929	991,349	993,517	1,000,104	1,000,057	1,000,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 12,004	11,846	11,678	11,412	11,305	11,116	11,404	11,300	11,462	11,493	11,070	10,590	10,760	11,040	11,111	11,119	11,159	11,282	11,214	10,936	11,226	10,891	10,940	10,552	10,691	11,174	11,499	11,224	11,403	11,330	11,777	12,114	12,250	12,520	12,552	12,515	12,519	12,628	12,652	12,512	12,425	12,384	12,287	12,443	12,625	12,716	12,699	12,575	12,632	12,638	12,741	12,554	12,475	12,417	12,201	12,273	12,056	11,828	11,836	11,842	11,807	11,870	11,570	11,545	11,402	11,203	11,200	10,989	10,995	10,880	10,684	10,620	10,705	10,774	10,705	10,703	10,716	10,640	10,720	10,651	10,753	10,879	10,829	10,843	10,836	10,888	10,792	10,745	10,756	10,674	10,592	10,598	10,527	10,506	10,492	10,746	10,829	10,835	10,847	10,779	10,589	10,586	10,546	10,450	10,376	10,235	10,269	10,296	10,294	10,225	10,240	10,169	10,281	10,306	10,343	10,295	10,393	10,179	10,170	10,098	10,000
DWS Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 1,200,448	1,184,587	1,167,806	1,141,152	1,130,450	1,111,605	1,140,410	1,129,976	1,146,169	1,149,325	1,106,952	1,058,994	1,075,974	1,104,029	1,111,126	1,111,901	1,115,881	1,128,165	1,121,369	1,093,589	1,122,615	1,089,110	1,094,045	1,055,238	1,069,085	1,117,362	1,149,853	1,122,427	1,140,316	1,133,011	1,177,702	1,211,356	1,225,023	1,251,996	1,255,208	1,251,505	1,251,850	1,262,783	1,265,192	1,251,202	1,242,472	1,238,426	1,228,719	1,244,256	1,262,487	1,271,604	1,269,854	1,257,515	1,263,155	1,263,848	1,274,133	1,255,381	1,247,523	1,241,742	1,220,054	1,227,276	1,205,577	1,182,814	1,183,639	1,184,242	1,180,686	1,187,008	1,157,027	1,154,488	1,140,170	1,120,283	1,119,996	1,098,895	1,099,532	1,087,978	1,068,351	1,062,011	1,070,470	1,077,408	1,070,520	1,070,265	1,071,583	1,063,989	1,071,962	1,065,131	1,075,324	1,087,853	1,082,883	1,084,275	1,083,647	1,088,833	1,079,153	1,074,529	1,075,612	1,067,396	1,059,222	1,059,778	1,052,703	1,050,641	1,049,161	1,074,579	1,082,862	1,083,497	1,084,737	1,077,922	1,058,896	1,058,624	1,054,576	1,044,988	1,037,627	1,023,542	1,026,860	1,029,580	1,029,409	1,022,493	1,023,963	1,016,894	1,028,104	1,030,586	1,034,297	1,029,516	1,039,288	1,017,943	1,016,992	1,009,828	1,000,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,772	11,675	11,570	11,434	11,370	11,288	11,326	11,281	11,323	11,279	11,145	11,017	10,983	10,988	10,949	10,903	10,948	10,981	10,944	10,787	10,868	10,781	10,761	10,673	10,686	10,818	10,903	10,846	10,923	10,857	10,915	11,065	11,114	11,194	11,211	11,220	11,257	11,267	11,266	11,247	11,265	11,251	11,242	11,247	11,251	11,247	11,237	11,226	11,224	11,223	11,219	11,198	11,175	11,138	11,068	11,034	10,944	10,884	10,858	10,858	10,820	10,826	10,740	10,746	10,687	10,613	10,589	10,520	10,504	10,463	10,382	10,352	10,341	10,348	10,312	10,306	10,305	10,267	10,278	10,261	10,271	10,298	10,295	10,317	10,320	10,332	10,312	10,285	10,289	10,272	10,253	10,248	10,231	10,212	10,206	10,248	10,252	10,240	10,251	10,249	10,188	10,195	10,181	10,144	10,135	10,083	10,096	10,116	10,119	10,089	10,095	10,089	10,093	10,084	10,076	10,053	10,069	10,017	10,043	10,028	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,772	11,675	11,570	11,434	11,370	11,288	11,326	11,281	11,323	11,279	11,145	11,017	10,983	10,988	10,949	10,903	10,948	10,981	10,944	10,787	10,868	10,781	10,761	10,673	10,686	10,818	10,903	10,846	10,923	10,857	10,915	11,065	11,114	11,194	11,211	11,220	11,257	11,267	11,266	11,247	11,265	11,251	11,242	11,247	11,251	11,247	11,237	11,226	11,224	11,223	11,219	11,198	11,175	11,138	11,068	11,034	10,944	10,884	10,858	10,858	10,820	10,826	10,740	10,746	10,687	10,613	10,589	10,520	10,504	10,463	10,382	10,352	10,341	10,348	10,312	10,306	10,305	10,267	10,278	10,261	10,271	10,298	10,295	10,317	10,320	10,332	10,312	10,285	10,289	10,272	10,253	10,248	10,231	10,212	10,206	10,248	10,252	10,240	10,251	10,249	10,188	10,195	10,181	10,144	10,135	10,083	10,096	10,116	10,119	10,089	10,095	10,089	10,093	10,084	10,076	10,053	10,069	10,017	10,043	10,028	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,772	11,675	11,570	11,434	11,370	11,288	11,326	11,281	11,323	11,279	11,145	11,017	10,983	10,988	10,949	10,903	10,948	10,981	10,944	10,787	10,868	10,781	10,761	10,673	10,686	10,818	10,903	10,846	10,923	10,857	10,915	11,065	11,114	11,194	11,211	11,220	11,257	11,267	11,266	11,247	11,265	11,251	11,242	11,247	11,251	11,247	11,237	11,226	11,224	11,223	11,219	11,198	11,175	11,138	11,068	11,034	10,944	10,884	10,858	10,858	10,820	10,826	10,740	10,746	10,687	10,613	10,589	10,520	10,504	10,463	10,382	10,352	10,341	10,348	10,312	10,306	10,305	10,267	10,278	10,261	10,271	10,298	10,295	10,317	10,320	10,332	10,312	10,285	10,289	10,272	10,253	10,248	10,231	10,212	10,206	10,248	10,252	10,240	10,251	10,249	10,188	10,195	10,181	10,144	10,135	10,083	10,096	10,116	10,119	10,089	10,095	10,089	10,093	10,084	10,076	10,053	10,069	10,017	10,043	10,028	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 11,772	11,675	11,570	11,434	11,370	11,288	11,326	11,281	11,323	11,279	11,145	11,017	10,983	10,988	10,949	10,903	10,948	10,981	10,944	10,787	10,868	10,781	10,761	10,673	10,686	10,818	10,903	10,846	10,923	10,857	10,915	11,065	11,114	11,194	11,211	11,220	11,257	11,267	11,266	11,247	11,265	11,251	11,242	11,247	11,251	11,247	11,237	11,226	11,224	11,223	11,219	11,198	11,175	11,138	11,068	11,034	10,944	10,884	10,858	10,858	10,820	10,826	10,740	10,746	10,687	10,613	10,589	10,520	10,504	10,463	10,382	10,352	10,341	10,348	10,312	10,306	10,305	10,267	10,278	10,261	10,271	10,298	10,295	10,317	10,320	10,332	10,312	10,285	10,289	10,272	10,253	10,248	10,231	10,212	10,206	10,248	10,252	10,240	10,251	10,249	10,188	10,195	10,181	10,144	10,135	10,083	10,096	10,116	10,119	10,089	10,095	10,089	10,093	10,084	10,076	10,053	10,069	10,017	10,043	10,028	10,000
DWS Index: Bloomberg 1-3 Year Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-3 Year Government/Credit Index
Account Value	$ 1,177,223	$ 1,167,492	$ 1,156,957	$ 1,143,401	$ 1,137,042	$ 1,128,837	$ 1,132,614	$ 1,128,119	$ 1,132,251	$ 1,127,859	$ 1,114,546	$ 1,101,730	$ 1,098,276	$ 1,098,797	$ 1,094,911	$ 1,090,339	$ 1,094,782	$ 1,098,146	$ 1,094,405	$ 1,078,710	$ 1,086,799	$ 1,078,134	$ 1,076,085	$ 1,067,285	$ 1,068,630	$ 1,081,837	$ 1,090,340	$ 1,084,645	$ 1,092,337	$ 1,085,678	$ 1,091,540	$ 1,106,534	$ 1,111,392	$ 1,119,404	$ 1,121,122	$ 1,122,034	$ 1,125,735	$ 1,126,663	$ 1,126,638	$ 1,124,733	$ 1,126,469	$ 1,125,112	$ 1,124,242	$ 1,124,749	$ 1,125,102	$ 1,124,723	$ 1,123,700	$ 1,122,580	$ 1,122,386	$ 1,122,291	$ 1,121,855	$ 1,119,782	$ 1,117,531	$ 1,113,801	$ 1,106,814	$ 1,103,386	$ 1,094,449	$ 1,088,438	$ 1,085,784	$ 1,085,820	$ 1,082,035	$ 1,082,617	$ 1,073,970	$ 1,074,613	$ 1,068,667	$ 1,061,324	$ 1,058,895	$ 1,052,000	$ 1,050,368	$ 1,046,275	$ 1,038,201	$ 1,035,210	$ 1,034,081	$ 1,034,814	$ 1,031,196	$ 1,030,632	$ 1,030,514	$ 1,026,694	$ 1,027,756	$ 1,026,145	$ 1,027,082	$ 1,029,815	$ 1,029,485	$ 1,031,710	$ 1,031,972	$ 1,033,227	$ 1,031,175	$ 1,028,515	$ 1,028,908	$ 1,027,213	$ 1,025,332	$ 1,024,776	$ 1,023,098	$ 1,021,192	$ 1,020,552	$ 1,024,796	$ 1,025,165	$ 1,023,999	$ 1,025,118	$ 1,024,934	$ 1,018,781	$ 1,019,508	$ 1,018,094	$ 1,014,430	$ 1,013,506	$ 1,008,261	$ 1,009,578	$ 1,011,563	$ 1,011,906	$ 1,008,893	$ 1,009,547	$ 1,008,940	$ 1,009,250	$ 1,008,429	$ 1,007,585	$ 1,005,288	$ 1,006,939	$ 1,001,710	$ 1,004,318	$ 1,002,835	$ 1,000,000